                            SCHEDULE 14A INFORMATION

                  Proxy Statement Pursuant to Section 14(a) of
                      the Securities Exchange Act of 1934

    Filed by the Registrant / /
    Filed by a Party other than the Registrant / /
    Check the appropriate box:
    / /  Preliminary Proxy Statement
    /X/  Definitive Proxy Statement
    / /  Definitive Additional Materials
    / / Soliciting Material Pursuant to Section 240.14a-11(c) or Section 240.142-12

                                           W.W. GRAINGER, INC.
- --------------------------------------------------------------------------------
                (Name of Registrant as Specified In Its Charter)

- --------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):

/ /  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2)
/X/  Filing Fee Paid with Preliminary Materials
/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3)
/ /  Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11
     1) Title of each class of securities to which transaction applies:
        ------------------------------------------------------------------------
     2) Aggregate number of securities to which transaction applies:
        ------------------------------------------------------------------------
     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*
        ------------------------------------------------------------------------
     4) Proposed maximum aggregate value of transaction:
        ------------------------------------------------------------------------
* Set forth the amount on which the filing fee is calculated and state how it was determined.
/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
     1) Amount Previously Paid:
        ------------------------------------------------------------------------
     2) Form, Schedule or Registration Statement No.:
        ------------------------------------------------------------------------
     3) Filing Party:
        ------------------------------------------------------------------------
     4) Date Filed:
        ------------------------------------------------------------------------

                                     [LOGO]
                   5500 W. Howard St., Skokie, IL 60077-2699
                                 (708) 982-9000

                                                             March 25, 1994

     TO OUR SHAREHOLDERS:

         The 1994 annual meeting of shareholders of W.W. Grainger, Inc., an Illinois corporation, will be held at the Corporate Offices of the Company, located at 5500 W. Howard St., Skokie, Illinois (see map overleaf), on Wednesday, April 27, 1994 at 10:00AM (Central).

         We will report at the meeting on our operations and other matters of current interest. The Board of Directors and management cordially invite you to attend.

         The formal notice of the annual meeting and the proxy statement follow. Whether or not you plan to attend the meeting, please sign, date, and return the enclosed proxy promptly to assure that your shares will be represented.

                      Office of the Chairman
                          D. W. Grainger
                      Chairman of the Board
           J. D. Fluno                   R. L. Keyser
           Vice Chairman                 President
                                         and Chief Operating Officer

                  YOUR VOTE IS IMPORTANT. PLEASE COMPLETE AND
                          RETURN YOUR PROXY PROMPTLY.

                                              [LOGO]
                                              1994 Annual Shareholders'Meeting
                                              Wednesday, April 27, 1994 --
                                              10:00AM (Central)

                                              Location: Corporate Offices
                                                        5500 W. Howard St.
                                                        Skokie, IL 60077-2699
                                                        (Building Entrance: 7650
                                                           Frontage Rd.)

[MAP -- of Chicago and Niles/Skokie, IL areas showing location of the Annual Meeting.]

                                     [LOGO]
                   5500 W. Howard St., Skokie, IL 60077-2699
                                 (708) 982-9000

- --------------------------------------------------------------------------------

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                           TO BE HELD APRIL 27, 1994

    The annual meeting of shareholders of W.W. Grainger, Inc. will be held at the Corporate Offices of the Company, located at 5500 W. Howard St., Skokie, Illinois (see map on previous page), April 27, 1994 at 10:00AM (Central) for the following purposes:

        1.  To elect ten directors for the ensuing year;

        2. To consider and act upon a proposal to ratify the appointment of Grant Thornton as independent auditors for the year ending December 31, 1994;

        3. To consider and act upon a proposal to amend the Articles of Incorporation concerning directors' liability;

        4. To consider and act upon a shareholder proposal requesting a report, if such proposal is presented at the meeting; and

        5. To transact such other business as may properly come before the meeting and any adjournment thereof.

    The Board has fixed the close of business on March 7, 1994 as the record date for the meeting. Shareholders may vote either in person or by proxy.

    By order of the Board of Directors.

                                         J. M. BAISLEY
                                         Secretary

Skokie, Illinois
March 25, 1994

                                     [LOGO]
                   5500 W. Howard St., Skokie, IL 60077-2699
                                 (708) 982-9000

                                                                  March 25, 1994

                                PROXY STATEMENT

                                  INTRODUCTION

    This proxy statement is furnished in connection with the solicitation on behalf of the Board of Directors of W.W. Grainger, Inc., an Illinois corporation (the "Company"), of proxies to be voted at the annual meeting of shareholders of the Company to be held on April 27, 1994, and at any adjournment thereof. It is anticipated that this proxy statement and the accompanying form of proxy will be mailed to shareholders commencing on or about March 25, 1994.

VOTING AT THE MEETING

    The Board has fixed the close of business on March 7, 1994, as the record date for determining shareholders entitled to notice of and to vote at the meeting. On that date, there were outstanding on the books of the Company 50,715,513 shares of Company common stock. A majority of the shares having voting power at the meeting will constitute a quorum for the transaction of business.

    In the election of directors, shareholders have the right to cumulative voting, as provided by the laws of the State of Illinois. "Cumulative voting" means that each shareholder has that number of votes equal to the number of directors to be elected, times the number of shares owned by such shareholder. The total number of these votes may be cast for one nominee or apportioned among two or more nominees, as the shareholder desires. In any matter other than the election of directors, each share is entitled to one vote.

    Shares of record on the record date and represented by each properly executed proxy received by the Company in time to permit its use at the meeting will be voted in accordance with the instructions indicated in the proxy. If no instructions are indicated, such shares will be voted as recommended by the Board. A shareholder who has given a proxy may revoke it by voting in person at the meeting, or by giving written notice of revocation or a later-dated proxy to the Secretary of the Company at any time before the voting.

EXPENSES OF SOLICITATION

    The expenses of soliciting proxies will be paid by the Company. In addition to the use of the mails, proxies may be solicited personally, or by telephone or other means, by directors, officers, and regular employees of the Company and its subsidiaries who, except for normal overtime pay in certain instances, will not receive additional compensation therefor, and by representatives of the Company's stock transfer agent. Arrangements will also be made with brokerage firms and other custodians, nominees and fiduciaries for the forwarding of proxy soliciting material to certain beneficial owners of Company common stock, and the Company will reimburse such brokerage firms, custodians, nominees, and fiduciaries for reasonable expenses incurred by them in connection therewith. D.F. King & Co., Inc. has been retained by the Company to aid in the solicitation of proxies and will be paid for its services in this regard a fee approximating $5,000, plus reasonable costs and expenses.

                               BOARD OF DIRECTORS

ELECTION OF DIRECTORS

    Ten directors are to be elected to hold office until the next annual meeting of shareholders and until their successors shall have been elected and qualified. When authorized to vote for any of the directors, as set forth in the proxy, the person or persons voting the proxy, voting cumulatively, are permitted to and may apportion the total votes represented by the proxy to one or more of the nominees as he or they shall determine. Directors are elected by the votes of a majority of the shares represented in person or by proxy at the meeting. Broker non-votes and directions to withhold authority will not count as votes in the election.

    If any nominee named herein should not continue to be available for election, a circumstance which is not expected, discretionary authority may be exercised to vote for a substitute. Shareholder nominations of persons for election as directors are subject to the notice requirements described under the caption OTHER MATTERS appearing later in this proxy statement.

    In accordance with the Board's policy on retirement of directors, Mr. Kingman Douglass is not standing for re-election at the meeting. Mr. Douglass, whose service to the Company as a member of the Board spans a period of 25 years, will long be remembered for his many contributions to the success of the Company.

    The following pages contain certain information about the nominees. All of the nominees are presently directors and were previously elected by the shareholders. Unless otherwise indicated, each of the nominees has served for at least the past five years in the principal business position currently or most recently held. For the nominees' beneficial ownership of shares of Company common stock, see STOCK OWNERSHIP appearing later in this proxy statement.

[PHOTO 1]
                     GEORGE R. BAKER, age  64, is a corporate  director/advisor.
                     Until 1985, he was a special limited partner of Bear, Stearns & Co. Inc., investment bankers. Mr. Baker is also a director of The Midland Company, Reliance Group Holdings, Inc., Reliance Insurance Company, and WMS Industries, Inc. He was first elected a director of the Company in 1976 and is a member of the Audit Committee and the Board Affairs and Nominating Committee.

[PHOTO 2]
                     ROBERT E. ELBERSON, age 65, retired in 1989 as Vice Chairman and a director of Sara Lee Corporation, a marketer, manufacturer, and distributor of consumer products and food services. Until 1986, he served that company as President and Chief Operating Officer. Mr. Elberson is also a director of Sonoco Products Company. He was first elected a director of the Company in 1982 and is a member of the Audit Committee and the Board Affairs and Nominating Committee.

[PHOTO 3]
                     JERE D. FLUNO, age 52, is Vice Chairman of the Company, with overall responsibility for the Company's corporate staff functions. Mr. Fluno, who joined the Company in 1969, is a member of the Office of the Chairman. He is also a member of the Board of Governors of the Chicago Stock Exchange, Incorporated and a director of Midwest Clearing Corporation. Mr. Fluno was first elected a director of the Company in 1975.

[PHOTO 4]
                     WILBUR H. GANTZ, age 56, is President and Chief Executive Officer of PathoGenesis Corporation, a health care company discovering and developing therapeutics for infectious diseases. Prior to assuming this position in 1992, he served as President of Baxter International Inc., a manufacturer and distributor of health care products and services. Mr. Gantz is also a director of Bank of Montreal and its subsidiaries, Harris Bankcorp, Inc. and Harris Trust and Savings Bank; The Gillette Company; and PathoGenesis Corporation. He was first elected a director of the Company in 1985 and is the chairman of the Compensation Committee.

[PHOTO 5]
                     DAVID W. GRAINGER, age 66, is Chairman of the Board and, from August 1992 to March 1994, was President of the Company. Mr. Grainger, who joined the Company in 1952, is a member of the Office of the Chairman. He is also a director of Baxter International Inc. Mr. Grainger was first elected a director of the Company in 1953 and is a member of the Board Affairs and Nominating Committee.

[PHOTO 6]
                     RICHARD L. KEYSER, age 51, is President and Chief Operating Officer of the Company. From August 1992 to March 1994, Mr. Keyser served as Executive Vice President of the Company. He joined the Company in 1986 and is a member of the Office of the Chairman. Mr. Keyser is also President of the Company's Grainger Division, a position assumed in 1991 after serving as Executive Vice President and General Manager of the Grainger Division. He became a director of the Company in 1992.

[PHOTO 7]
                     JOHN W. MCCARTER, JR., age 56, is a Senior Vice President of Booz, Allen & Hamilton Inc., a management consulting firm. Mr. McCarter is also a director of A.M. Castle & Co. and, until March 31, 1994, will be a director of Booz, Allen & Hamilton Inc. He was first elected a director of the Company in 1990 and is a member of the Board Affairs and Nominating Committee and the Compensation Committee.

[PHOTO 8]
                     JAMES D. SLAVIK, age 41, is President of Mark IV Properties, Inc., a real estate investment and development company. Until 1987, he served as an investment real estate broker of Coldwell Banker Commercial Real Estate Services, a real estate brokerage company. Mr. Slavik is also a director of Janss Corporation and Mark IV Properties, Inc. He was first elected a director of the Company in 1987 and is the chairman of the Audit Committee.

[PHOTO 9]
                     HAROLD B. SMITH, age 60, is Chairman of the Executive Committee of Illinois Tool Works Inc., a manufacturer and marketer of engineered components and industrial systems and consumables. He is also a director of Illinois Tool Works Inc. and Northern Trust Corporation, and a trustee of Northwestern Mutual Life Insurance Company. Mr. Smith was first elected a director of the Company in 1981 and is a member of the Compensation Committee.

[PHOTO 10]
                     FRED L. TURNER, age 61, is Senior Chairman of the Board and Chairman of the Executive Committee of McDonald's
                     Corporation, a restaurant licensor. He joined McDonald's Corporation in 1956 and assumed his current position in 1990, after serving that company as Chairman of the Board and Chief Executive Officer. Mr. Turner is also a director of Aon Corporation, Baxter International Inc., McDonald's Corporation, and Ronald McDonald Children's Charities. He was first elected a director of the Company in 1984 and is the chairman of the Board Affairs and Nominating Committee.

MEETINGS AND COMMITTEES OF THE BOARD

    Five meetings of the Board were held in 1993. In addition, the directors acted twice during the year by unanimous consent.

    The  Board  has  three  standing   committees:  Audit,  Board  Affairs   and
Nominating, and Compensation. Committee members are elected by the Board shortly following the annual meeting of shareholders.

    Directors who presently serve on the Audit Committee are Messrs. Slavik (Chairman), Baker, Douglass, and Elberson. The Audit Committee met five times in 1993. Each year, the Audit Committee reviews the annual audit plan with the independent auditors and also reviews the results of the annual audit with them. In addition, the Audit Committee reviews the adequacy of internal controls with both the independent auditors and the Company's internal auditors, and has oversight responsibilities for investment performance and other aspects of certain employee benefit plans. Although the Audit Committee, as well as the Board, is apprised of the nature and costs of the non-audit professional services provided by the independent auditors, neither the Audit Committee nor the Board reviews all non-audit services in advance. All services and fees, however, are subsequently reviewed and approved by the Audit Committee. The Audit Committee reviews the independence of the independent auditors, giving consideration to the possible effect of each audit and non-audit service on such independence.

    Directors who presently serve on the Board Affairs and Nominating Committee are Messrs. Turner (Chairman), Baker, Douglass, Elberson, Grainger, and McCarter. The Board Affairs and Nominating Committee, which met three times in 1993, recommends to the Board the size of the Board, criteria for Board membership, and prospective nominees. It also recommends to the Board the make-up of the Board committees (Audit, Board Affairs and Nominating, and Compensation), makes periodic reviews with respect to senior management organization and succession, and makes initial assessments and recommendations to the Board regarding major issues or proposals. The Board Affairs and Nominating Committee has not established any policy or procedure for considering nominees recommended by shareholders.

    Directors who presently serve on the Compensation Committee are Messrs. Gantz (Chairman), Douglass, McCarter, and Smith. The Compensation Committee, which met five times in 1993, reviews compensation policy and objectives as recommended by management (generally with regard to all employees and specifically with regard to officers), reviews proposed major compensation program modifications, and makes appropriate reports and recommendations to the Board. The Compensation Committee also acts as the Administration Committee of Company stock incentive plans.

    Each director who is not an employee of the Company or any subsidiary thereof is an alternate member of each Board committee of which he has not been specifically appointed a member. An alternate committee member may serve for all purposes at a committee meeting in place of a specifically appointed committee member who is absent.

DIRECTORS' FEES AND RELATED INFORMATION

    Directors who are not employees of the Company or any subsidiary thereof receive for their services (i) a retainer fee at the rate of $20,000 per annum,
(ii) an additional retainer fee for serving as chairman of any Board committee at the rate of $2,000 per annum, and (iii) a fee of $1,000 for each meeting of the Board and for each meeting of a committee thereof attended. The Company reimburses related travel expenses. Directors who are employees of the Company do not receive any fees for Board or Board committee service.

    Under the Plan for Payment of Directors' Fees, a director may elect to defer payment of all or any portion of his fees until after he ceases to be a director. In the case of deferral, the fees are payable in either a lump sum or periodic installments, at the discretion of the Compensation Committee of the Board. Such deferred fees bear interest at a rate equivalent to the rate of return of the short-term income fund established pursuant to the Company's non-contributory profit-sharing plan. No director deferred payment of his 1993 fees.

    Under the Post-Service Benefit Plan for Non-Management Directors, a benefit is provided with respect to any non-employee director who ceases to be a director (i) after reaching age 70; (ii) after at least five years of service as a director; or (iii) by reason of permanent disability or death. The benefit is 80% of the retainer for serving as a director at the time of payment, payable for a number of years equal to the lesser of ten, or the number of years of service as a director. If the director dies before all payments are made, such payments are made to his spouse, but cease upon the spouse's death.

    In the ordinary course of business during 1993, the Company and its subsidiaries engaged in various types of business transactions with, and with affiliates of, organizations with which directors of the Company are associated in their principal business occupations or otherwise. The transactions are not deemed material to any of the directors. Similar transactions are likely to occur in the future.

                                STOCK OWNERSHIP

    The table below, which is based upon information furnished to the Company by the individuals involved, sets forth the number of shares of Company common stock beneficially owned (within the meaning of Rule 13d-3 under the Securities Exchange Act of 1934, as amended) on March 11, 1994 by each of the directors, the nominees and certain executive officers of the Company, and by all directors and executive officers of the Company as a group. Unless otherwise indicated in the footnotes following the table, each of the named persons had beneficial ownership with respect to the shares shown by sole voting and investment power.

                                                                                SHARES     PERCENTAGE
                                                                             BENEFICIALLY    OF COMMON
BENEFICIAL OWNER                                                               OWNED(1)     STOCK(2)
- ---------------------------------------------------------------------------  ---------------------------
David W. Grainger(3,4,5,6)
    5500 W. Howard St.
    Skokie, IL 60077.......................................................     5,909,359      11.65%
James D. Slavik(3,7,8,9,10)
    19000 MacArthur Blvd.
    Suite 610
    Irvine, CA 92715.......................................................     4,390,156      8.66%
James M. Baisley(11).......................................................        33,360        *
George R. Baker............................................................           800        *
Donald E. Bielinski(11,12).................................................        57,148        *
Kingman Douglass...........................................................         2,000        *
Robert E. Elberson.........................................................         8,400        *
Jere D. Fluno(11,13).......................................................       159,240        *
Wilbur H. Gantz............................................................         3,400        *
Richard L. Keyser(11,14)...................................................        56,400        *
John W. McCarter, Jr.(15)..................................................         2,000        *
Harold B. Smith(16)........................................................        17,000        *
Fred L. Turner.............................................................         3,000        *
Directors and Executive Officers as a group(11,17).........................    10,845,430     21.38%

- ------------------------
 (1) In some instances, shares are included as to which beneficial ownership has been disclaimed in reports filed with the Securities and Exchange Commission.

 (2)  An asterisk (*) indicates less than 1%.
 (3)  Messrs. Grainger and Slavik are the  only persons known by the Company  to be beneficial owners of more than 5% of the Company's common stock.
 (4)  Includes 719,498 shares held by The Grainger Foundation Inc., a charitable foundation,  as  to  which  shares  Mr.  Grainger  has  shared  voting and investment power.
 (5)  Includes 927,360 shares held by various family trusts, as to which  shares
      Mr. Grainger has shared voting and investment power.
 (6)  Includes  357,215 shares held by various family trusts, as to which shares
      Mr. Grainger, alone or with his wife, has voting and investment power.
 (7)  Excludes 344 shares  held by  Mr. Slavik's wife,  as to  which shares  Mr.
      Slavik disclaims voting or investment power.
 (8)  Includes 3,218,680 shares held by certain family-owned corporations, as to which shares Mr. Slavik has sole voting power and shared investment power.
 (9)  Includes  707,006 shares held by various family trusts, as to which shares
      Mr. Slavik has shared voting and investment power.
(10)  Includes 82,810 shares held by various  family trusts or as custodian  for family members, as to which shares Mr. Slavik, alone or with his wife, has voting and investment power.
(11)  Includes  shares that may be  acquired within 60 days  after March 7, 1994 upon exercise of employee  stock options as  follows: Mr. Baisley,  33,230 shares;  Mr.  Bielinski, 52,662  shares;  Mr. Fluno,  104,240  shares; Mr.
      Keyser, 56,150 shares;  and all  directors and executive  officers of  the
      Company  as a group, 408,440 shares. In computing the percentage of shares owned by each such person and by the group, such shares were added to  the total number of outstanding shares for the separate calculations.
(12)  Includes  3,760 shares  as to  which Mr.  Bielinski has  shared voting and investment power with his wife.
(13)  Includes 47,612  shares  as to  which  Mr.  Fluno has  shared  voting  and investment power with his wife.
(14)  Includes  200  shares  as  to  which  Mr.  Keyser  has  shared  voting and investment power with his wife.
(15)  As to such  shares, Mr. McCarter  has shared voting  and investment  power with his wife.
(16)  Includes  16,000  shares  as to  which  Mr.  Smith has  shared  voting and investment power.
(17)  Includes 5,871,646 shares  as to which  members of the  group have  shared voting and/or investment power.

                      MANAGEMENT COMPENSATION AND BENEFITS

SUMMARY COMPENSATION INFORMATION

    Set forth below is certain summary information concerning compensation paid to or accrued for those persons who, at December 31, 1993, were (i) the Company's Chief Executive Officer and (ii) each of the four other most highly compensated executive officers of the Company (the "Named Executive Officers") for services in all capacities to the Company and its subsidiaries for the fiscal years ended December 31, 1993, 1992, and 1991:

                                                                    LONG-TERM
                                                                  COMPENSATION
                                                               -------------------
                                                                AWARDS    PAYOUTS      ALL OTHER
                                                 ANNUAL        --------  ---------  COMPENSATION(3)
                                              COMPENSATION      STOCK    LONG-TERM  ----------------
    NAME AND PRINCIPAL POSITION            ------------------  OPTIONS   INCENTIVE
           (AT 12/31/93)             YEAR   SALARY   BONUS(1)  (SHARES)  PAYOUTS(2)
- -----------------------------------  ----  --------  --------  --------  ---------
David W. Grainger                    1993  $607,000  $389,000    -0-     $ -0-      $     149,136
 Chairman of the Board and           1992   578,100   200,000    -0-      215,107         143,713
 President(4)                        1991   553,830   190,000    -0-      173,613         143,311
James M. Baisley                     1993  $240,000  $164,283    4,820   $ -0-      $      60,607
 Vice President, General Counsel,    1991   224,400    88,580    5,310     56,280          54,024
 and Secretary                       1992   209,040    64,950    6,400     44,087          52,777
Donald E. Bielinski                  1993  $268,800  $222,267    6,480   $ -0-      $      75,069
 Vice President and Chief Financial  1992   249,300   137,960    7,150     71,300          64,761
 Officer                             1991   223,560    97,380    8,620     51,533          61,994
Jere D. Fluno                        1993  $437,000  $490,000   13,160   $ -0-      $     134,310
 Vice Chairman                       1992   416,860   290,000   14,320    155,232         125,662
                                     1991   397,730   255,000   18,760    124,681         120,901
Richard L. Keyser                    1993  $394,000  $490,000   11,830   $ -0-      $     112,359
 Executive Vice President of the     1992   331,850   214,335    9,530    115,231          78,641
 Company and President, Grainger     1991   246,000    88,940    8,620     59,163          64,508
 Division(4)

- ------------------------------
(1) The amounts shown were paid with respect to performance during the indicated fiscal year. Concerning the 1993 fiscal year, the newly established Management Incentive Program combines features of, and supersedes, the annual and long-term cash incentive plans previously in effect.
(2) The amounts shown were paid with respect to the three-year performance cycle concluded at the end of the indicated fiscal year. Concerning the 1993 fiscal year, see footnote (1) above.
(3) The amounts shown were accrued under the Company's non-contributory profit-sharing plan, in which most Company employees participate, and the related supplemental profit-sharing plan.
(4) Effective March 1994, the Company office held by Mr. Grainger was Chairman of the Board, and the Company office held by Mr. Keyser was President and Chief Operating Officer.

STOCK OPTION GRANTS

    Set forth below is further information concerning Company grants of stock options during the fiscal year ended December 31, 1993 to the Named Executive Officers other than Mr. Grainger, to whom no stock options were granted during the year. No stock appreciation rights were granted during the year.

                                         PERCENTAGE OF
                                         TOTAL OPTIONS     EXERCISE OR
                             OPTIONS       GRANTED TO      BASE PRICE     EARLIEST                   GRANT DATE
                             GRANTED      EMPLOYEES IN        (PER        EXERCISE    EXPIRATION       PRESENT
NAME                        (SHARES)      FISCAL 1993       SHARE)(1)      DATE(2)       DATE         VALUE(3)
- -------------------------  -----------  ----------------  -------------  -----------  -----------  ---------------
James M. Baisley.........       4,820           2.49%       $   58.75       4/28/96      4/27/03      $ 108,643
Donald E. Bielinski......       6,480           3.35%           58.75       4/28/96      4/27/03        146,059
Jere D. Fluno............      13,160           6.80%           58.75       4/28/96      4/27/03        296,626
Richard L. Keyser........      11,830           6.11%           58.75       4/28/96      4/27/03        266,648

- ------------------------------

(1) The per-share option exercise price equals the per-share closing price of Company common stock reported in the Composite Tape for New York Stock Exchange-listed stocks on the business day preceding the date of grant. Stock optionees presently may make payment of the exercise price of stock options by delivering already owned shares of Company common stock (based on the fair market value of the shares at the time). Stock optionees presently may also direct that shares of Company common stock otherwise deliverable upon exercise (based on the fair market value of the shares at the time) be withheld in satisfaction of withholding tax obligations arising from exercise.

(2) All options granted to the Named Executive Officers were granted on April 28, 1993, and become exercisable three years following the date of grant.

(3) The amounts shown are based on the Black-Scholes option pricing model. Material assumptions incorporated into this model in estimating the value of the options include the following:

        a.  Exercise price of $58.75.
        b.  Term of ten years.
        c. Interest rate of 6.03%, representing the ten-year constant maturity Treasury yield at April 28, 1993.
        d. Volatility of 18.60%, an annualized number using weekly prices of Company common stock for the six-month period prior to April 28, 1993.
        e. Dividend yield of 1.23%, calculated by dividing the annualized dividend payout by the closing price of Company common stock on the business day preceding the date of grant.
    The actual value, if any, an executive may realize will depend on the excess of the stock price over the exercise price on the date the option is exercised. There is no assurance the value realized by an executive will be at or near the value estimated by the Black-Scholes model.

STOCK OPTION EXERCISES AND HOLDINGS

    Set forth below is information relating to stock options exercised by the Named Executive Officers during the 1993 fiscal year and the number of shares of Company common stock covered by, and the value of, outstanding stock options held by them at December 31, 1993. At no time during the year did the Company have any outstanding stock appreciation rights. Mr. Grainger is excluded from the table as he did not hold any stock options during the year.

                                                           NUMBER OF SECURITIES        VALUE OF UNEXERCISED
                                                          UNDERLYING UNEXERCISED           IN-THE-MONEY
                                                           OPTIONS AT 12/31/93        OPTIONS AT 12/31/93(3)
                          SHARES ACQUIRED     VALUE     --------------------------  ---------------------------
NAME                      ON EXERCISE(1)    REALIZED(2) EXERCISABLE  UNEXERCISABLE  EXERCISABLE   UNEXERCISABLE
                         -----------------  ----------  -----------  -------------  ------------  -------------
James M. Baisley.......          6,116      $  193,899      28,920        10,130    $    693,127    $  31,860
Donald E. Bielinski....         -0-            -0-          45,512        13,630       1,141,965       42,900
Jere D. Fluno..........         -0-            -0-          89,920        27,480       2,108,503       85,920
Richard L. Keyser......         -0-            -0-          46,620        21,360       1,171,191       57,180

- ------------------------
(1) The figures shown are the numbers of shares covered by the exercised stock options.
(2) The amounts shown are the differences between the per-share stock option exercise prices and fair market values of Company common stock on the dates of exercise, multiplied by the number of shares covered by the exercised stock options.
(3) The amounts shown are the differences between the per-share stock option exercise prices and the closing price of Company common stock on December 31, 1993 of $57.50 per share, as reported in the Composite Tape for New York Stock Exchange-listed stocks, multiplied by the number of shares covered by the unexercised stock options.

OTHER BENEFITS

    The Executive Deferred Compensation Plan, an unfunded plan administered by a committee of management, permitted participants selected by the committee and the committee to agree on a salary reduction of between 5% and 15% (or more with special agreement) for up to four years. The Company allocated to participants' accounts an additional 15% of the salary reduction to reflect reduced profit-sharing plan contributions. Under the related Plan Agreement, a participant is entitled to 180 monthly payments, commencing at age 65, in an annual amount that is based upon the amount of the salary reduction, the additional amount allocated by the Company, and the number of years to normal retirement age. Reduced or increased payments are provided in the event that the participant begins receiving payments before or after age 65. If a participant terminates his service with the Company prior to qualifying for early benefits pursuant to the terms of the Plan, or if the Company reduces benefits or terminates the Plan, or if there is a "change of control" of the Company, the Plan provides for various benefits to the participant, ranging from a return of the amount of salary deferral, plus interest, to a lump-sum benefit equal to the present value of a projected payment stream. If a participant dies before retirement or before having received the full amount of his benefits, the balance will be paid to his designated beneficiary. Although the initiation of salary payment deferrals has not been permitted for several years and there were no such deferrals for 1993, all of the Named Executive Officers and certain other members of management have deferred salary payments under the Plan for prior years. Payments under the Plan have commenced with respect to Mr. Grainger, who is receiving $12,280 per month in this regard. If Messrs. Baisley, Bielinski, Fluno, and Keyser remain employees of the Company until age 65 and then commence receiving payments under the Plan, the monthly payments would amount to $5,545, $3,664, $26,207, and $10,509, respectively.

    Participation of employees in the Executive Death Benefit Plan, which is unfunded, is determined by a committee of management. The beneficiary of a participant who dies while employed by the Company is entitled to monthly payments equal to 50% of the participant's monthly salary or compensation for the longer of 120 months or until the participant would have attained age 65. A lump-sum benefit in an amount which, after taxes, approximates one year's salary or compensation, is payable to a participant's designated beneficiary upon death after retirement, as defined in the Plan. All of the Named Executive Officers and certain other members of management participate in the Plan.

    The Company has minimized its exposure relating to the Executive Deferred Compensation Plan and the Executive Death Benefit Plan by purchasing life insurance contracts, which are owned by the Company.

    The Management Incentive Program (MIP), which is unfunded, is administered by a committee of management. MIP accounts have been established in the names of participants. Initial MIP account balances of participants who were participants in the superseded long-term incentive plan reflect amounts accrued but not paid under that plan. MIP account balances are adjusted periodically as a result of MIP bonuses earned, MIP bonuses paid, and merit salary adjustment guidelines applicable to salaried employees generally. MIP account balances are generally paid out upon death, retirement, or long term disability, but are subject to forfeiture in the event of voluntary resignation or termination for misconduct. Messrs. Grainger, Baisley, Bielinski, Fluno, and Keyser currently have MIP account balances of $222,636, $58,250, $73,796, $160,665, and $135,819,
respectively.

    The Company provides a separation benefit to certain full-time employees upon termination of employment (other than for cause) at age 55 or later with at least 15 years service. This benefit, which is unfunded, is equal to one week's regular pay for each two full years of continuous employment accrued prior to December 31, 1984, with a maximum of 13 weeks pay. Mr. Keyser joined the Company after December 31, 1984 and, accordingly, will not receive the separation benefit. Had they been eligible and terminated their employment as of the date of this proxy statement, Messrs. Grainger, Baisley, Bielinski, and Fluno would have received a separation benefit of $153,000, $4,800, $32,988, and $61,772, respectively. Of these individuals, only Mr. Grainger is currently eligible to receive the separation benefit.

REPORT OF THE COMPENSATION COMMITTEE OF THE BOARD

    This report of the Compensation Committee of the Board (the "Committee") discusses the Company's executive compensation policies and the bases for the compensation paid to the chief executive officer (Mr. Grainger), to members of the Office of the Chairman (consisting of Messrs. Fluno, Grainger, and Keyser), and to executive officers generally.

    The Committee administers the Company's executive compensation program. All members of the Committee are non-employee directors. The Committee determines the compensation of the members of the Office of the Chairman and approves the compensation of the other executive officers. In this connection, the Committee considers information and data supplied by management and by an independent compensation and benefits consultant.

EXECUTIVE COMPENSATION POLICIES

    The purpose of the executive compensation program is to enable the Company to attract and retain qualified executives and to provide appropriate incentives, including equity incentives, to support the achievement of the Company's business strategies. The overall program includes variable pay components and links total executive compensation to the creation of shareholder value over the long term.

    The Company's objective is to pay total compensation within a targeted range based on Company performance, but at least at the size-adjusted median of a peer group of companies approved by the Committee. All elements of compensation are valued to determine the Company's posture relative to the comparator group. For 1993, the Company met its total compensation objective.

    The companies used for compensation comparator purposes are not the same companies used to compare total shareholder return in the Performance Graph. The companies in the Performance Graph are those comprising the Dow Jones Electrical Components Index. However, the Company's "market" for executive talent is broader than the Dow Jones published industry index. Accordingly, the compensation comparator group is representative of a cross section of major companies with whom the Company historically competes for its executive talent.

    Total compensation consists of base salary, cash incentive compensation, stock options, and benefits. Policies relative to each of these elements are discussed herein.

BASE SALARIES

    The Committee reviews base salaries annually. Adjustments to base salaries are determined based on an evaluation of the competitive market, individual performance, position in salary range (where applicable), experience of the executive, and internal equity issues. After evaluating the competitive market, a merit increase guideline program for all exempt employees was approved by the Committee in 1993. Salary increases to the executive officers in 1993 were consistent with this program.

    In determining Mr. Grainger's salary compensation, the Committee considers the financial and non-financial performance of the Company, as well as an analysis of his salary in relation to that of CEO's in the comparator group of companies approved by the Committee. The Committee approved a merit increase of 5.15% for Mr. Grainger effective March 1, 1993, based on an assessment of the above factors. This increase is consistent with the average increase of 5.5% granted to Company salaried employees as a group in 1993.

CASH INCENTIVES

    For executive officers and officers in the principal business unit, the Team Achievement Bonus plan (TAB), the discretionary bonus plan used for the Office of the Chairman, and the Long-Term Incentive Program (LTIP) were discontinued effective at the beginning of 1993. These plans were replaced by a Management Incentive Program (MIP) that will reward participants for improvements in economic earnings, i.e., earnings in excess of the company's cost of capital.

    MIP combines features of the prior plans to provide an appropriate balance between short-term and long-term results.

    The basic concept underlying the MIP is that improved economic earnings result from:

        - Increasing the returns on existing investments;

        - Making  new  investments  that   have  returns  exceeding   the
          Company's cost of capital; and

        - Reducing or eliminating investments that fail to meet the Company's cost of capital.

    Long-term improvements in economic earnings are expected to correspond to long-term improvements in shareholder value.

    The MIP is based on quantitative measures but also provides for utilization of a qualitative component. The quantitative component is built around target bonuses which are stated as a percentage of base salary. These target bonuses were established based on a review of competitive market practice and are similar to the targets previously used for TAB and LTIP. Target bonuses range from 25 percent to 75 percent of base salary. The qualitative component consists of a discretionary factor under which, if used, bonuses can be adjusted up or down to account for economic or other conditions outside the participants' control. The discretionary factor is limited to 10% of participants' base salaries. Annually, actual results are compared to targets to determine the amount of the bonus earned.

    Company economic earnings for 1993 exceeded target and, during the same period, significant milestones were achieved in moving toward the Company's strategic objectives. Bonuses were calculated under the MIP formula based on Company-wide performance for the Office of the Chairman, a weighted blending of total Company and Corporate staff performance for other Corporate participants, and business unit performance for the divisional operating officers. No discretionary adjustment was made to the Office of the Chairman or to the business unit participant bonuses. A positive discretionary adjustment was made to other Corporate participant bonuses to achieve a more appropriate relationship of bonuses across the Company. The Committee did reallocate the bonus amount generated for the Office of the Chairman among the three members of that office, as reflected in the summary compensation table, based on Mr. Grainger's recommendation that the other members of the office receive a larger portion of the pool in recognition of their contributions to 1993's positive results.

STOCK OPTIONS

    Stock options are granted at an option price not less than the fair market value of the underlying Company common stock on the date of grant. The stock options are considered an important means of aligning the financial interests of executive officers and other key employees to the longer term financial interests of the shareholders. The number of shares granted at each level in the organization is designed to provide an economic value that is competitive with grants made by other companies for comparable jobs. It is the current expectation of the Committee to ensure that any gains realized upon exercise of stock options continue to be deductible by the Company for federal income tax purposes under Section 162(m) of the Internal Revenue Code of 1986, as amended.

    Stock option grants made in prior years as well as the total number of options to be granted relative to the total number of Company shares outstanding also were factors considered in determining appropriate grants for 1993.

    Mr. Grainger elected not to accept stock option grants in 1993.

BENEFITS

    With the exception of the Executive Death Benefit Plan, which is discussed in an earlier section, the profit sharing and welfare benefits provided to executives are comparable to those provided to most Company employees, both salaried and hourly.

                                           Wilbur H. Gantz, Chairman
                                           Kingman Douglass
                                           John W. McCarter, Jr.
                                           Harold B. Smith

                                           Members of the Compensation
                                           Committee of the Board of Directors

STOCK PRICE PERFORMANCE

    The following stock price performance graph compares the cumulative total return on an investment in Company common stock against the cumulative total return of an investment in each of the S&P 500 Stock Index and the Dow Jones Electrical Components Index for the period commencing December 31, 1988 and ending December 31, 1993. The graph assumes that the value for the investment in Company common stock and in each index was $100 on December 31, 1988 and that all dividends were reinvested.

[GRAPHIC]
[Performance Graph filed under cover Form SE]

           PROPOSAL TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS

    Upon the recommendation of its Audit Committee, the Board has appointed Grant Thornton as independent auditors of the Company for the fiscal year ending December 31, 1994 which appointment will be submitted for ratification at the meeting. Grant Thornton has served as independent auditors of the Company for nearly 60 years. It is expected that representatives of Grant Thornton will be present at the meeting to respond to appropriate questions of shareholders and to make any desired statements.

    THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS.

    Approval of the proposal requires the affirmative votes of a majority of the shares of Company common stock represented in person or by proxy at the meeting. Broker non-votes and abstentions will have the same effect as votes against the proposal. In the event the proposal is not approved, the Board will consider the negative vote as a mandate to appoint other independent auditors of the Company for the next fiscal year.

                  PROPOSAL TO AMEND ARTICLES OF INCORPORATION
                        CONCERNING DIRECTORS' LIABILITY

    The Board has determined that there be submitted to the shareholders a proposal to amend the Articles of Incorporation of the Company by adding to the end thereof a new Article Nine. This addition would limit the personal liability of the directors to the Company or its shareholders for monetary damages arising from a breach of fiduciary duty. The new Article Nine is authorized by a change in the Illinois Business Corporation Act of 1983 that became effective January 1, 1994.

BACKGROUND

    Until recently, Illinois was one of the few states that did not specifically permit Articles of Incorporation to protect directors who acted in good faith, but who were nevertheless threatened with substantial liability by virtue of negligence claims. Effective January 1, 1994, however, an Illinois corporation may provide its directors with liability protection similar to that which may be provided by corporations incorporated in the vast majority of other states, including Delaware. As under Delaware law, liability may not be limited under Illinois law with respect to acts or omissions of directors that are in bad faith, that involve intentional wrongdoing, that violate certain statutory provisions, or that result in profit or other advantage to which directors are not legally entitled.

TEXT OF PROPOSED AMENDMENT

    The text of Article Nine proposed to be added to the Company's Articles of Incorporation is as follows:

    "A director of the corporation shall not be personally liable to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its shareholders,
    (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) under Section 8.65 of the Business Corporation Act or any successor provision thereto, or (iv) for any transaction from which the director derived an improper personal benefit. If the Business Corporation Act is hereafter amended to permit further elimination or limitation of the personal liability of directors, then the liability of a director of the corporation shall be eliminated or limited to the fullest extent permitted by the Business Corporation Act as so amended. Any repeal or modification of this Article by the shareholders of the corporation or otherwise shall not apply to or have any effect on the liability or alleged liability of any director of the corporation for or with respect to any acts or omissions of such director occurring prior to such amendment or repeal."

REASONS FOR THE PROPOSED AMENDMENT

    Directors of Illinois corporations are required, under Illinois law, to perform their duties in good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances. A director may rely upon information, opinions, and reports prepared by certain officers and other employees, professional advisors, or committees of the Board. Decisions made on the basis of this information generally are protected by the "business judgment rule" and should not be questioned by a court in the event of a lawsuit challenging the decisions. However, the expense of defending such lawsuits and the uncertainties of applying the business judgment rule to particular facts and circumstances mean, as a practical matter, that directors are not relieved of the threat of monetary damage awards.

    Although no director of the Company has indicated an intent to resign from the Board because of the threat of monetary damage awards, the Board believes that adoption of the proposed amendment would enhance the Company's ability to attract and retain competent, qualified, and talented persons to serve as directors. In this connection, the Board believes that absence of the liability protection could place the Company at a disadvantage in attracting such persons to serve as directors, in that many other companies provide the liability protection.

EFFECT OF THE PROPOSED AMENDMENT

    The proposed amendment does not reduce the fiduciary duty of a director; it merely limits monetary damage awards to the Company and its shareholders arising from certain breaches of that duty. It does not affect the availability of equitable remedies, such as the right to enjoin or rescind a transaction based upon a director's breach of fiduciary duty. It also does not affect a director's liability for acts taken or omitted prior to the amendment becoming effective (after shareholder approval and upon filing with the Illinois Secretary of State). The liability protection afforded by the amendment would affect only actions brought by the Company or its shareholders, and would not preclude or limit recovery of damages by third parties.

    The proposed amendment protects the Company's directors against personal liability to the Company or its shareholders for any breach of duty, unless a judgment or other final adjudication adverse to them establishes (i) a breach of the duty of loyalty to the Corporation, (ii) acts or omissions in bad faith or involving intentional misconduct or a knowing violation of the law, (iii) acts violating the prohibitions contained in Section 8.65 of the Illinois Business Corporation Act, which Section generally pertains to certain improper distributions of assets, or (iv) an improper personal benefit to a director to which he or she was not legally entitled. No claim of the type that would be affected by the amendment is presently pending or, to the knowledge of management of the Company, threatened.

    If the Illinois Business Corporation Act is hereafter amended to permit further elimination or limitation of the personal liability of directors, the amendment would eliminate or limit the personal liability of the directors to the fullest extent permitted by the Illinois Business Corporation Act as so amended. This would be the case without any further amendment to the Articles of Incorporation or any further action by shareholders.

    The Board recognizes that present and future directors may benefit from the adoption of the proposed amendment. The Board believes, however, that the high level of performance exercised by directors stems from their desire to act in the best interests of the Company, and not from a fear of litigants seeking monetary damages. In the Board's view, therefore, the level of care exercised by directors would not be lessened.

    THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION CONCERNING DIRECTORS' LIABILITY.

    Approval of the proposal requires the affirmative votes of a majority of the outstanding shares of Company common stock. Abstentions and broker non-votes will have the same effect as votes against the proposal.

                    SHAREHOLDER PROPOSAL REQUESTING A REPORT

    The Company has received notice of intent to present the following shareholder proposal for action at the meeting:

    "GIVEN that the W.W. Grainger's EEO-1 report can be requested by the public under the Freedom of Information Act, and that a lack of supplementary information could result in misinterpretation of Grainger's EEO conduct;

    "GIVEN the new strategy of civil rights groups, such as the NAACP, of scrutinizing companies with federal contracts to assure that they comply with affirmative action requirements;

    "GIVEN that a clear policy opposing all forms of discrimination is a sign of a responsible corporation and that a substandard Equal
    Employment Opportunity record leaves a company open to expensive legal action, poor employee morale and even the loss of certain business, it is in the company's and shareholders' interest to have information on Grainger's equal employment record publicly available;

    "GIVEN that we share the concerns of the 1991 United States Congressional Civil Rights and Glass Ceiling Acts that ' . . . additional remedies under Federal law are needed to deter harassment and intentional discrimination in the work place . . . women and minorities remain underrepresented in management and decision making positions in business', we support the U.S. Labor Department's statement ' . . . if the CEO is committed to ensuring diversity it can happen';

    "GIVEN that we believe issues related to Equal Employment Opportunity and Affirmative Action are important to shareholder value, our goal is to encourage our Board of Directors and CEO to improve Grainger's Equal Employment record;

    "GIVEN that Grainger is a major employer and in a position to take the lead in ensuring that women and minority employees receive fair employment opportunities and promotions, we believe a report containing the basic information requested in this resolution keeps the issue high on management's agenda;

    "GIVEN that the report requests information already gathered for the purpose of complying with government regulations, it is not an undue burden or cost. The format of the report requested is not the central question;

    "RESOLVED: The shareholders request the Board to prepare a report at reasonable cost, available to shareholders and employees reporting on the following issues. This report, which may omit confidential information, shall be available by June 1994.

       1. A chart identifying employees according to their gender and race in each of the nine major Equal Employment Opportunity
    Commission defined job categories for 1991, 1992, and 1993 listing either numbers or percentages in each category;

       2. A summary description of Affirmative Action policies and programs to improve EEO performance, including job categories where women and minorities are under utilized;

       3. A description of policies and programs oriented specifically toward increasing the number of managers who are female and/or minority;

       4.    A   general   description  of   how  Grainger   publicizes  its
             affirmative  action  policies   and  programs  to   merchandise
    suppliers and service providers;

       5. A description of policies and programs utilizing the purchase of goods and services from minority and/or female owned business enterprises."

    The name, address, and reported share ownership of each of the various shareholder proponents may be promptly obtained without charge upon oral or written request therefor to the Secretary of the Company at its corporate offices.

    THE BOARD RECOMMENDS A VOTE AGAINST THE SHAREHOLDER PROPOSAL REQUESTING A REPORT.

    The Company firmly supports, and believes it is in full compliance with, federal and state equal employment opportunity laws and regulations. It has a long established written policy promoting equality of opportunity and prohibiting discrimination in employment. Its practices and procedures to ensure equal employment opportunity are an integral part of management. In addition, the Company has developed affirmative action plans to further ensure employment opportunities for all qualified individuals and will continue to give these plans appropriate support and attention.

    The Company intends to maintain its practice of responding in a reasonable fashion to all legitimate concerns of shareholders, and has initiated a dialogue with respect to this shareholder proposal. This process involved senior executive communication of information about the relevant Company policies and procedures. The Company, however, already is required by law to prepare numerous reports on numerous subjects and does not believe it in the shareholders' interest to increase this burden by preparing the requested report. This position is taken even though the Company may be in full agreement with the ultimate objectives of the shareholder proponents.

    Approval of the proposal requires the affirmative votes of a majority of the shares of Company common stock represented in person or by proxy at the meeting. Broker non-votes and abstentions will have the same effect as votes against the proposal.

                                 OTHER MATTERS

NOTICE REQUIREMENTS

    Any shareholder who desires to have a proposal included in the Company's proxy soliciting material relating to the Company's 1995 annual meeting of shareholders (in accordance with Rule 14a-8 of Regulation 14A under the Securities Exchange Act of 1934, as amended) should send to the Secretary of the Company at its corporate offices a signed notice of intent to submit the proposal at the meeting. The notice, including the text of the proposal, must be received at such offices no later than November 25, 1994 in order for the proposal to be considered for inclusion in such proxy soliciting material.

    The Company's By-Laws require that there be furnished to the Chairman of the Board of the Company written notice with respect to the nomination of a person for election as a director (other than a person nominated at the direction of the Board) at a meeting of shareholders. In order for any such nomination to be proper, the notice must contain certain information concerning the nominating shareholder and the nominee and be furnished no later than the date corresponding with the date relating to the submission of notice of intent to submit a shareholder proposal. (See the preceding paragraph in this regard.) A copy of the applicable By-Law provisions may be obtained without charge upon written request to the Secretary of the Company at its corporate offices.

DISCRETIONARY AUTHORITY

    The Board does not know of any matters other than those described in this proxy statement that will be presented for consideration at the meeting. If any matter not described in this proxy statement should properly be so presented, it is intended that the proxies will be voted on the matter in accordance with the judgment of the person or persons voting them.

                YOUR VOTE IS IMPORTANT. PLEASE COMPLETE AND SIGN
            THE ENCLOSED FORM OF PROXY AND RETURN IT PROMPTLY IN THE
                        ACCOMPANYING POSTPAID ENVELOPE.

                                     [LOGO]

- --------------------------------------------------------------

                                      NOTICE
                                      of annual
                                      meeting of
                                      shareholders
                                      and PROXY
                                      STATEMENT

                                      April 27, 1994
                   M Printed on recycled paper.

COMMON PROXY                   W.W. GRAINGER, INC.                  COMMON PROXY

                      5500 W. HOWARD ST., SKOKIE, IL  60077

                  SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

              PROXY FOR ANNUAL SHAREHOLDERS' MEETING APRIL 27, 1994



     The undersigned hereby appoints James M. Baisley, Jere D. Fluno, and
David W. Grainger, and each of them, proxies of the undersigned with full power of substitution to represent the undersigned and to vote all of the shares of the Common Stock of the Company which the undersigned is entitled to vote at the Annual Meeting of Shareholders of W.W. Grainger, Inc. to be held April 27, 1994 and at any and all adjournments thereof, with all the powers the undersigned would possess if personally present and voting thereat.

     A majority of said proxies or substitutes who shall be present at the meeting may exercise all powers hereunder. All proxies will be voted as specified. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED FOR ITEMS 1, 2 AND 3, AND AGAINST ITEM 4. IF AUTHORITY IS GIVEN TO VOTE FOR THE ELECTION OF DIRECTORS, THIS PROXY MAY BE VOTED CUMULATIVELY FOR DIRECTORS AS SET FORTH IN THE PROXY STATEMENT.


              CONTINUED, AND TO BE SIGNED AND DATED ON REVERSE SIDE

/X/  Please mark votes as in this example.

MANAGEMENT RECOMMENDS VOTING FOR ITEMS 1, 2 AND 3.

1.   Election of Directors.

Nominees: George R. Baker, Robert E. Elberson, Jere D. Fluno, Wilbur H. Gantz, David W. Grainger, Richard L. Keyser, John W. McCarter, Jr., James D. Slavik, Harold B. Smith, Fred L. Turner

           FOR            WITHHELD
           ALL            FROM ALL
         NOMINEES         NOMINEES

           / /              / /





___________________________________________________
For, except vote withheld from nominees named above



2. Proposal to ratify appointment of Grant Thornton as independent auditors for the year ending December 31, 1994.

          FOR      AGAINST      ABSTAIN

          / /        / /          / /


3. Proposal to amend the Articles of Incorporation concerning directors' liability.

          FOR      AGAINST      ABSTAIN

          / /        / /          / /

MANAGEMENT RECOMMENDS VOTING AGAINST ITEM 4.

4.   Shareholder proposal requesting a report.

          FOR      AGAINST      ABSTAIN

          / /        / /          / /


5. In their discretion upon such other matters as may properly come before the meeting.

          CHECK HERE               CHECK HERE
          FOR ADDRESS    / /       IF YOU PLAN   / /
          CHANGE AND               TO ATTEND
          NOTE AT LEFT             THE MEETING

Please sign exactly as your name or names appear hereon. Joint owners should each sign personally. If signing in a fiduciary or representative capacity, give full title as such.


Signature: __________________________ Date ______________
Signature: __________________________ Date ______________

                                    APPENDIX


1.   On Inside Front Cover - a map representing location of the Annual Meeting.

2.   On pages 7 through 9 - 10 photos of the Board of Directors nominees.

3. On page 29 - Stock Price Performance graph, which is filed separately under Form SE.